CAPITAL MANAGEMENT (Details Narrative) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Capital Management
Stockholders equity	$ 7,422,277	$ 6,770,038	$ 1,984,751	$ 2,079,903	$ 1,269,030